Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium and capital reserves	Treasury Shares	Presentation currency translation reserve	Accumulated loss	Total
Beginning Balance at Dec. 31, 2018	$ 3,291	$ 63,969	$ (1,509)	$ 1,431	$ (51,610)	$ 15,572
Issuance of ordinary shares, net	2,216	(632)				1,584
Exercise of rights to purchase	52	311				363
Share-based payments		202				202
Net loss					(2,664)	(2,664)
Ending Balance at Jun. 30, 2019	5,559	63,850	(1,509)	1,431	(54,274)	15,057
Beginning Balance at Dec. 31, 2019	6,441	65,202	(1,509)	1,431	(59,963)	11,602
Issuance of ordinary shares, net	55,512	(9,743)				45,769
Conversion of convertible notes	2,013	(78)				1,935
Exercise of warrants and options	2,270	2,883				5,153
Share-based payments		3,484				3,484
Net loss					(10,339)	(10,339)
Ending Balance at Jun. 30, 2020	$ 66,236	$ 61,748	$ (1,509)	$ 1,431	$ (70,302)	$ 57,604